RELATED PARTY TRANSACTIONS - Consulting Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended		24 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Accrued legal and professional	$ 320		$ 172	$ 29
Executive Chairman
RELATED PARTY TRANSACTIONS
Consulting expenses	88	$ 44	350
Accrued legal and professional	$ 30		$ 190	$ 0